Schedule of Investments
March 31, 2020
(Unaudited)
Invesco Conservative Allocation Fund
Schedule of Investments in Affiliated Issuers–99.77%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Alternative Funds–3.49%
Invesco Global Targeted Returns Fund, Class R6	3.49%	$10,575,368	$1,060,073	$(1,652,011)	$(17,001)	$(109,078)	$—	1,047,540	$9,857,351
Asset Allocation Funds–3.45%
Invesco Balanced-Risk Allocation Fund, Class R6	3.45%	10,741,520	341,938	—	(1,333,770)	—	—	1,046,104	9,749,688
Domestic Equity Funds–25.83%
Invesco American Franchise Fund, Class R6(b)	2.37%	7,997,510	478,953	(659,183)	(1,187,472)	66,010	—	343,199	6,695,818
Invesco Diversified Dividend Fund, Class R6	5.47%	17,352,035	2,527,241	—	(4,426,901)	—	124,505	990,537	15,452,375
Invesco Equally-Weighted S&P 500 Fund, Class R6	6.44%	20,603,996	4,075,223	(863,459)	(5,628,248)	25,611	—	386,937	18,213,123
Invesco Growth and Income Fund, Class R6	4.54%	14,218,219	3,645,805	(215,101)	(4,790,359)	(14,431)	90,109	799,759	12,844,133
Invesco S&P 500® Pure Growth ETF	5.52%	17,341,349	2,897,613	(1,077,907)	(3,658,234)	105,300	43,565	155,863	15,608,121
Invesco S&P MidCap Low Volatility ETF	1.49%	4,599,840	801,289	—	(1,193,947)	—	39,194	105,655	4,207,182
Total Domestic Equity Funds		82,112,949	14,426,124	(2,815,650)	(20,885,161)	182,490	297,373		73,020,752
Fixed Income Funds–56.78%
Invesco Core Plus Bond Fund, Class R6	17.03%	51,852,777	2,758,645	(5,152,210)	(1,246,148)	(63,778)	405,778	4,499,933	48,149,286
Invesco Emerging Markets Sovereign Debt ETF (c)	2.23%	6,946,626	1,080,884	(487,471)	(1,152,681)	(94,987)	90,848	263,169	6,292,371
Invesco Floating Rate Fund, Class R6	3.93%	12,284,464	477,500	—	(1,663,340)	—	159,334	1,742,327	11,098,624
Invesco High Yield Fund, Class R6	7.55%	23,214,707	2,474,177	(205,302)	(4,138,075)	(4,280)	362,599	6,313,973	21,341,227
Invesco Oppenheimer Emerging Markets Local Debt Fund, Class R6	2.13%	7,058,735	149,917	—	(1,190,016)	—	96,272	1,025,321	6,018,636
Invesco Quality Income Fund, Class R5	5.97%	18,349,222	1,307,200	(2,667,747)	90,938	(188,742)	185,872	1,441,201	16,890,871
Invesco Short Duration Inflation Protected Fund, Class R6	4.03%	12,816,927	604,695	(1,855,016)	(117,801)	(60,670)	68,310	1,114,299	11,388,135
Invesco Short Term Bond Fund, Class R6	5.99%	18,142,424	2,015,708	(2,440,475)	(693,708)	(85,089)	131,584	2,053,195	16,938,860
Invesco Taxable Municipal Bond ETF (c)	4.31%	12,719,464	2,057,678	(2,635,599)	(58,357)	92,959	117,755	394,050	12,176,145
Invesco Variable Rate Investment Grade ETF	3.61%	10,511,205	1,510,447	(834,873)	(871,209)	(107,925)	68,171	448,885	10,207,645
Total Fixed Income Funds		173,896,551	14,436,851	(16,278,693)	(11,040,397)	(512,512)	1,686,523		160,501,800
Foreign Equity Funds–7.07%
Invesco International Growth Fund, Class R6	2.76%	8,796,781	1,363,784	(511,850)	(1,806,805)	(41,514)	—	305,180	7,800,396
Invesco RAFI™ Strategic Developed ex-US ETF	4.31%	13,281,358	3,014,996	—	(4,124,245)	—	114,958	650,032	12,172,109
Total Foreign Equity Funds		22,078,139	4,378,780	(511,850)	(5,931,050)	(41,514)	114,958		19,972,505
Real Estate Funds–3.00%
Invesco Global Real Estate Income Fund, Class R6	3.00%	9,065,070	1,801,981	(401,522)	(1,907,217)	(75,606)	75,001	1,204,930	8,482,706
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments—(continued)
March 31, 2020
(Unaudited)
Invesco Conservative Allocation Fund (continued)
Schedule of Investments in Affiliated Issuers–99.77%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Money Market Funds–0.15%
Invesco Treasury Portfolio, Institutional Class, 0.30%(d)	0.08%	$767,345	$7,293,379	$(8,081,567)	$—	$242,209	$2,150	221,366	$221,366
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(d)	0.07%	671,427	6,381,707	(6,859,438)	—	—	1,928	193,696	193,696
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(d)	—	594,136	4,558,362	(5,152,586)	16	72	2,001	0	—
Total Money Market Funds									415,062
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $294,307,179)	99.77%	$310,502,505	$54,679,195	$(41,753,317)	$(41,114,580)	$(313,939)	$2,179,934	$26,747,151	$281,999,864
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.79%
Invesco Liquid Assets Portfolio, Institutional Class(d),(e)	1.01%							2,836,995	2,835,861
Invesco Government & Agency Portfolio, Institutional Class(d),(e)	3.78%							10,689,386	10,689,386
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,524,707)									13,525,247
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $307,831,886)	104.56%								$295,525,111
OTHER ASSETS LESS LIABILITIES	(4.56)%								(12,876,819)
NET ASSETS	100.00%								$282,648,292
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2020.
(c)	All or a portion of this security was out on loan at March 31, 2020.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments
March 31, 2020
(Unaudited)
Invesco Growth Allocation Fund
Schedule of Investments in Affiliated Issuers–99.93%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Asset Allocation Funds–4.26%
Invesco Balanced-Risk Allocation Fund, Class R6	4.26%	$44,531,147	$1,134,949	$(5,821,676)	$(4,607,626)	$(1,213,709)	$—	3,650,546	$34,023,085
Domestic Equity Funds–59.08%
Invesco All Cap Market Neutral Fund, Class R6(b)	3.17%	34,691,965	1,153,762	(9,715,526)	4,384,853	(5,140,267)	—	3,604,373	25,374,787
Invesco American Franchise Fund, Class R6(b)	5.90%	59,270,243	—	(4,072,183)	(8,446,062)	447,398	—	2,419,241	47,199,396
Invesco Comstock Fund, Class R6	7.08%	72,071,283	7,167,128	(315,194)	(22,336,062)	6,567	353,614	3,366,670	56,593,722
Invesco Diversified Dividend Fund, Class R6	9.51%	97,538,324	3,148,603	(1,122,141)	(23,591,977)	16,920	622,037	4,871,137	75,989,729
Invesco Equally-Weighted S&P 500 Fund, Class R6	9.34%	95,107,675	5,755,717	(2,476,822)	(23,860,637)	96,748	—	1,585,355	74,622,681
Invesco Long/Short Equity Fund, Class R6(b)	3.14%	29,680,129	1,227,223	(127,449)	(5,602,406)	(57,517)	—	3,727,000	25,119,980
Invesco S&P 500® Pure Growth ETF	10.19%	102,255,804	4,506,610	(6,018,119)	(19,877,686)	620,013	212,772	813,727	81,486,622
Invesco S&P MidCap Low Volatility ETF (c)	3.10%	29,747,137	2,320,598	—	(7,276,958)	—	205,306	622,571	24,790,777
Invesco S&P SmallCap Low Volatility ETF	3.02%	30,120,349	3,853,331	—	(9,813,990)	—	275,357	729,019	24,159,690
Invesco Small Cap Equity Fund, Class R6(b)	2.31%	23,089,336	2,130,488	(703,722)	(6,030,735)	(48,371)	—	1,798,731	18,436,996
Invesco Small Cap Value Fund, Class R6(b)	2.32%	22,998,694	4,832,978	—	(9,279,021)	—	—	2,180,100	18,552,651
Total Domestic Equity Funds		596,570,939	36,096,438	(24,551,156)	(131,730,681)	(4,058,509)	1,669,086		472,327,031
Fixed Income Funds–10.36%
Invesco Core Plus Bond Fund, Class R6	4.21%	45,041,301	348,043	(10,385,169)	(1,085,470)	(235,276)	344,405	3,147,984	33,683,429
Invesco Quality Income Fund, Class R5	2.07%	21,427,655	1,788,317	(6,443,051)	294,897	(493,348)	221,461	1,414,204	16,574,470
Invesco Short Term Bond Fund, Class R6	2.50%	26,207,641	2,092,263	(7,077,699)	(909,536)	(355,183)	191,809	2,419,089	19,957,486
Invesco Taxable Municipal Bond ETF (c)	1.58%	13,649,802	1,501,211	(2,109,962)	(343,327)	(102,235)	124,739	407,621	12,595,489
Total Fixed Income Funds		106,326,399	5,729,834	(26,015,881)	(2,043,436)	(1,186,042)	882,414		82,810,874
Foreign Equity Funds–22.70%
Invesco Developing Markets Fund, Class R6	1.40%	15,368,628	—	(357,763)	(3,882,937)	69,253	—	391,236	11,197,181
Invesco International Growth Fund, Class R6	6.15%	63,843,899	—	(776,189)	(13,947,746)	16,659	—	1,922,403	49,136,623
Invesco International Select Equity Fund, Class R6	5.97%	61,771,969	—	(965,852)	(13,066,246)	14,309	—	5,000,438	47,754,180
Invesco Low Volatility Emerging Markets Fund, Class R6	1.92%	20,280,542	348,502	—	(5,297,298)	—	—	3,262,074	15,331,746
Invesco RAFI™ Strategic Developed ex-US ETF	7.26%	73,588,284	4,785,288	—	(20,308,653)	—	496,437	3,100,864	58,064,919
Total Foreign Equity Funds		234,853,322	5,133,790	(2,099,804)	(56,502,880)	100,221	496,437		181,484,649
Real Estate Funds–2.96%
Invesco Global Real Estate Income Fund, Class R6	2.96%	29,392,143	1,654,467	(361,700)	(6,999,180)	(6,598)	244,747	3,363,513	23,679,132
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments—(continued)
March 31, 2020
(Unaudited)
Invesco Growth Allocation Fund (continued)
Schedule of Investments in Affiliated Issuers–99.93%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Money Market Funds–0.57%
Invesco Treasury Portfolio, Institutional Class, 0.30%(d)	0.06%	$2,444,190	$6,402,194	$(8,403,938)	$—	$—	$5,028	442,447	$442,446
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(d)	0.05%	2,138,666	5,601,922	(7,353,445)	(2)	—	4,467	387,141	387,141
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(d)	0.46%	1,579,905	7,616,098	(5,474,929)	(158)	(804)	4,787	3,721,600	3,720,112
Total Money Market Funds									4,549,699
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $860,674,266)	99.93%	$1,017,836,711	$69,369,692	$(80,082,529)	$(201,883,963)	$(6,365,441)	$3,306,966	$58,349,084	$798,874,470
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.30%
Invesco Liquid Assets Portfolio, Institutional Class(d),(e)	0.06%							482,039	481,846
Invesco Government & Agency Portfolio, Institutional Class(d),(e)	0.24%							1,923,808	1,923,808
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,405,574)									2,405,654
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $863,079,840)	100.23%								$801,280,124
OTHER ASSETS LESS LIABILITIES	(0.23)%								(1,840,566)
NET ASSETS	100.00%								$799,439,558
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2020.
(c)	All or a portion of this security was out on loan at March 31, 2020.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments
March 31, 2020
(Unaudited)
Invesco Moderate Allocation Fund
Schedule of Investments in Affiliated Issuers–99.88%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Asset Allocation Funds–4.33%
Invesco Balanced-Risk Allocation Fund, Class R6	4.33%	$32,967,111	$—	$(3,512,753)	$(3,514,610)	$(505,060)	$—	2,729,044	$25,434,688
Domestic Equity Funds–44.49%
Invesco All Cap Market Neutral Fund, Class R6(b)	2.53%	18,001,000	—	(2,902,073)	1,145,791	(1,382,374)	—	2,111,129	14,862,344
Invesco American Franchise Fund, Class R6(b)	4.31%	31,772,987	—	(2,158,989)	(4,600,935)	246,352	—	1,294,691	25,259,415
Invesco Comstock Fund, Class R6	4.82%	37,455,391	3,069,325	(146,772)	(12,134,622)	2,943	205,540	1,680,325	28,246,265
Invesco Diversified Dividend Fund, Class R6	7.10%	52,125,438	2,546,674	(164,798)	(12,785,076)	(51,235)	343,866	2,671,218	41,671,003
Invesco Equally-Weighted S&P 500 Fund, Class R6	8.52%	63,385,913	4,077,245	(864,597)	(16,615,293)	29,745	—	1,062,524	50,013,013
Invesco Long/Short Equity Fund, Class R6(b)	1.94%	14,403,505	—	(352,769)	(2,374,563)	(292,968)	—	1,688,903	11,383,205
Invesco S&P 500® Pure Growth ETF	8.58%	63,178,024	6,173,706	(6,485,936)	(12,200,797)	(324,219)	143,096	502,704	50,340,778
Invesco S&P MidCap Low Volatility ETF	2.30%	16,402,633	1,577,567	(272,817)	(4,226,490)	8,729	128,345	338,765	13,489,622
Invesco S&P SmallCap Low Volatility ETF	1.51%	10,956,754	1,757,994	—	(3,842,739)	—	124,524	267,713	8,872,009
Invesco Small Cap Equity Fund, Class R6(b)	1.97%	14,934,527	836,667	—	(4,224,966)	—	—	1,126,461	11,546,228
Invesco Small Cap Value Fund, Class R6(b)	0.91%	7,370,093	1,196,232	—	(3,236,245)	—	—	626,331	5,330,080
Total Domestic Equity Funds		329,986,265	21,235,410	(13,348,751)	(75,095,935)	(1,763,027)	945,371		261,013,962
Fixed Income Funds–31.67%
Invesco Core Plus Bond Fund, Class R6	9.78%	70,360,143	539,482	(12,086,467)	(1,772,979)	364,369	533,709	5,364,911	57,404,548
Invesco Emerging Markets Sovereign Debt ETF	1.53%	10,834,740	324,888	(118,668)	(2,049,368)	(26,155)	134,154	374,966	8,965,437
Invesco Floating Rate Fund, Class R6	3.17%	23,686,057	284,225	(2,327,700)	(2,722,436)	(309,066)	296,610	2,921,677	18,611,080
Invesco High Yield Fund, Class R6	3.18%	23,816,750	365,101	(1,342,579)	(3,940,318)	(252,950)	361,535	5,516,569	18,646,004
Invesco Oppenheimer Emerging Markets Local Debt Fund, Class R6	1.51%	10,852,058	149,747	(343,257)	(1,762,698)	(65,524)	147,075	1,504,315	8,830,326
Invesco Quality Income Fund, Class R5	3.15%	23,492,923	232,628	(5,135,932)	216,229	(302,497)	230,242	1,578,784	18,503,351
Invesco Short Duration Inflation Protected Fund, Class R6	3.10%	23,434,019	101,668	(5,111,131)	(169,711)	(94,076)	101,670	1,776,983	18,160,769
Invesco Short Term Bond Fund, Class R6	3.25%	23,491,497	165,309	(3,684,882)	(854,523)	(19,927)	163,512	2,314,845	19,097,474
Invesco Taxable Municipal Bond ETF	3.00%	21,631,402	—	(3,716,664)	(552,983)	222,539	179,740	569,071	17,584,294
Total Fixed Income Funds		231,599,589	2,163,048	(33,867,280)	(13,608,787)	(483,287)	2,148,247		185,803,283
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments—(continued)
March 31, 2020
(Unaudited)
Invesco Moderate Allocation Fund (continued)
Schedule of Investments in Affiliated Issuers–99.88%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Foreign Equity Funds–16.06%
Invesco Developing Markets Fund, Class R6	0.70%	$5,573,189	$—	$(50,812)	$(1,416,857)	$(1,562)	$—	143,395	$4,103,958
Invesco International Growth Fund, Class R6	4.79%	35,191,146	609,402	—	(7,724,989)	—	—	1,098,418	28,075,559
Invesco International Select Equity Fund, Class R6	4.51%	33,601,029	370,021	(401,932)	(7,105,640)	13,625	—	2,772,471	26,477,103
Invesco Low Volatility Emerging Markets Fund, Class R6	0.72%	5,453,552	214,812	—	(1,420,191)	—	—	903,867	4,248,173
Invesco RAFI™ Strategic Developed ex-US ETF	5.34%	38,651,291	5,745,975	(2,124,453)	(10,165,018)	(794,095)	316,360	1,672,258	31,313,700
Total Foreign Equity Funds		118,470,207	6,940,210	(2,577,197)	(27,832,695)	(782,032)	316,360		94,218,493
Real Estate Funds–3.09%
Invesco Global Real Estate Income Fund, Class R6	3.09%	21,702,090	1,706,379	(237,823)	(4,928,877)	(80,138)	174,632	2,579,777	18,161,631
Money Market Funds–0.24%
Invesco Treasury Portfolio, Institutional Class, 0.30%(c)	0.08%	2,346,684	11,113,459	(13,351,017)	—	379,156	3,191	488,282	488,282
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(c)	0.07%	2,053,349	9,724,277	(11,350,379)	—	—	2,835	427,247	427,247
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(c)	0.09%	1,422,836	7,256,382	(8,172,026)	58	(1,323)	2,240	506,129	505,927
Total Money Market Funds									1,421,456
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $607,009,402)	99.88%	$740,548,131	$60,139,165	$(86,417,226)	$(124,980,846)	$(3,235,711)	$3,592,876	$48,613,773	$586,053,513
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $607,009,402)	99.88%								$586,053,513
OTHER ASSETS LESS LIABILITIES	0.12%								678,279
NET ASSETS	100.00%								$586,731,792
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Funds should be immaterial.
Invesco Allocation Funds